General Principles and Statement of Compliance	6 Months Ended
Jun. 30, 2019
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General Principles and Statement of Compliance

Note 2: General principles and statement of compliance

1.	SCOPE OF CONSOLIDATION

The company DBV Technologies Inc. was incorporated in Delaware on April 7, 2015 (the “US subsidiary”). The share capital of this US subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).

The company DBV Australia Pty Ltd. was incorporated in New South Wales, Australia on July 3, 2018 (the “Australian subsidiary”). The share capital of this Australian subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).

The company DBV Canada Ltd. was incorporated in Ottawa, Ontario on August 13, 2018 (the “Canadian subsidiary”). The share capital of this Canadian subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).

The company DBV Pharma was incorporated in Paris on December 21, 2018 (the “French subsidiary”). The share capital of this French subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).

2.	GENERAL PRINCIPLES

The interim consolidated condensed financial statements (the “Financial Statements”) present the operations of DBV Technologies S.A. and its subsidiaries (the “Group”) as of June 30, 2019. DBV Technologies is a Corporate French venture under French law (société anonyme) and has its registered offices located at 177/181 avenue Pierre Brossolette, 92120 Montrouge (France).

The interim condensed consolidated financial statements at June 30, 2019 have been prepared under the responsibility of the management of DBV Technologies. These interim condensed financial statements were approved by the Board of Directors of the Company on September 20, 2019.

The interim condensed consolidated financial statements of the Group are expressed in thousands of euros unless stated otherwise.

For consolidation purposes, DBV Technologies and its subsidiaries have prepared individual financial statements for the period ended June 30, 2019.

3.	STATEMENT OF COMPLIANCE

International accounting standards include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), as well as the interpretations issued by the Standing Interpretations Committee (“SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”).

Those Financial Statements have been prepared in accordance with IFRS as issued by the International Accounting Standard Board (“IASB”) and whose application is mandatory for the year beginning January 1, 2019. Comparative figures are presented for December 31, 2018 and June 30, 2018.

Due to the listing of the Company’s ordinary shares on the Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, Financial Statements of the Group are also prepared in accordance with IFRS, as adopted by the European Union (“EU”).

The Financial Statements at June 30, 2019 were prepared in accordance with IAS 34 - Interim Financial Reporting, which requires the disclosure of selected explanatory notes only.

The condensed financial statements do not include all disclosures required for annual financial statements and should therefore be read in conjunction with the consolidated financial statements for the year ended December 31, 2018.

The Group is not subject to significant seasonal effects.